Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Summary of Provision for Income Taxes	A summary of the provision for income taxes is as follows:

	December 31, 2024	June 30, 2025
Corporate Income tax	$3,951,121	$3,016,826
Trade tax	2,475,095	2,458,875
Other	216,672	227,454
Total provision for income taxes	$6,642,888	$5,703,155

Components of Income Tax Expense
The significant components of income tax expenses attributable to continuing operations is as follows:

Six months ended June 30, 2025
Current tax expense (or benefit)	$972,878
Deferred tax expense (or benefit)	(373,568)
Total tax expense	$599,310

The income tax expense (or benefit) from continuing operations is disaggregated as follows:

Six months ended June 30, 2025
Federal (CIT)	$(274,297)
State and Local (TT)	633,122
Foreign	262,295
Other	(21,810)
Total tax expense	$599,310

Reconciliation of German Statutory Income Tax Rate to Actual Effective Income Tax Rate
A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

	Six months ended June 30, 2025
	%	$
German statutory Corporate Income tax rate	15.83	$(2,168,665)
State and local income tax	(4.62)	633,122
Nontaxable items	(17.80)	2,438,640
Other	2.22	(303,787)
Effective income tax rate	(4.37)	$599,310

Components of Deferred Tax Account Balances
The significant components of the Company`s deferred tax account balances relate to temporary differences and are as follows:

	December 31, 2024	June 30, 2025
Deferred tax assets
Receivables due from related parties	$2,599,889	$3,557,769
Intangible assets	1,779,153	2,701,730
Right of Use Assets	2,508,472	2,582,777
Provisions	1,481,197	1,880,124
Loss Carrying Forwards	—	1,252,293
Prepaid expenses and other assets	1,057,998	798,279
Other	478,864	1,014,991
Total deferred tax assets	9,905,573	13,787,963
Valuation allowances	(2,241,536)	(4,381,795)
Deferred tax assets, net of valuation allowances	7,664,037	9,406,168
Offsetting	(5,824,534)	(5,902,744)
Deferred tax assets, net of valuation allowances per balance sheet	$1,839,503	$3,503,424

Deferred tax liabilities
Intangible assets	$5,278,366	$7,451,727
Equity instrument investments	5,757,950	7,080,392
Lease liabilities	2,508,472	2,582,778
Other	376,129	582,486
Total deferred tax liabilities	13,920,917	17,697,383
Offsetting	(5,824,534)	(5,902,744)
Deferred tax liabilities per balance sheet	$8,096,383	$11,794,639

Net deferred tax liabilities	$6,256,880	$8,291,215